RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Presentation of leases for lessee [abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 45.8	$ 55.1
Expense relating to short-term leases and leases of low-value assets for which recognition exemption has been used	3.3	3.8
Cash outflow for leases	24.1	18.6
Other inflows (outflows) of cash, classified as financing activities	$ 21.5	$ 15.4